STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income (loss)		$ 757,782	$ (265,827)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships		(1,127,941)	(402,562)
Changes in assets and liabilities
Accounts payable and accrued expenses		(25,746)	(32,982)
Accounts payable - affiliates		(559,355)	25,641
Net cash used in operating activities		(955,260)	(675,730)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	[1]	1,127,941	352,554
Net cash provided by investing activities		1,127,941	352,554
Cash flows from financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		172,681	(323,176)
Cash and cash equivalents, beginning		1,460,257	1,783,433
Cash and cash equivalents, end		1,632,938	1,460,257
Series 15 [Member]
Cash flows from operating activities
Net income (loss)		190,537	(80,612)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships		(265,241)	(16,000)
Changes in assets and liabilities
Accounts payable and accrued expenses		(6,246)	(6,498)
Accounts payable - affiliates		(4,858)	34,893
Net cash used in operating activities		(85,808)	(68,217)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	[1]	265,241	16,000
Net cash provided by investing activities		265,241	16,000
Cash flows from financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		179,433	(52,217)
Cash and cash equivalents, beginning		64,641	116,858
Cash and cash equivalents, end		244,074	64,641
Series 16 [Member]
Cash flows from operating activities
Net income (loss)		125,865	112,314
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships		(262,894)	(316,084)
Changes in assets and liabilities
Accounts payable and accrued expenses		2,000	(10,987)
Accounts payable - affiliates		(135,370)	(104,868)
Net cash used in operating activities		(270,399)	(319,625)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	[1]	262,894	266,076
Net cash provided by investing activities		262,894	266,076
Cash flows from financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(7,505)	(53,549)
Cash and cash equivalents, beginning		327,901	381,450
Cash and cash equivalents, end		320,396	327,901
Series 17 [Member]
Cash flows from operating activities
Net income (loss)		(9,461)	(78,112)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships		(22,000)	(70,478)
Changes in assets and liabilities
Accounts payable and accrued expenses		(14,000)	(2,499)
Accounts payable - affiliates		0	0
Net cash used in operating activities		(45,461)	(151,089)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	[1]	22,000	70,478
Net cash provided by investing activities		22,000	70,478
Cash flows from financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(23,461)	(80,611)
Cash and cash equivalents, beginning		559,787	640,398
Cash and cash equivalents, end		536,326	559,787
Series 18 [Member]
Cash flows from operating activities
Net income (loss)		452,236	(124,922)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships		(508,704)	0
Changes in assets and liabilities
Accounts payable and accrued expenses		0	(6,499)
Accounts payable - affiliates		(419,127)	95,616
Net cash used in operating activities		(475,595)	(35,805)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	[1]	508,704	0
Net cash provided by investing activities		508,704	0
Cash flows from financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		33,109	(35,805)
Cash and cash equivalents, beginning		318,027	353,832
Cash and cash equivalents, end		351,136	318,027
Series 19 [Member]
Cash flows from operating activities
Net income (loss)		(1,395)	(94,495)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships		(69,102)	0
Changes in assets and liabilities
Accounts payable and accrued expenses		(7,500)	(6,499)
Accounts payable - affiliates		0	0
Net cash used in operating activities		(77,997)	(100,994)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	[1]	69,102	0
Net cash provided by investing activities		69,102	0
Cash flows from financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(8,895)	(100,994)
Cash and cash equivalents, beginning		189,901	290,895
Cash and cash equivalents, end		$ 181,006	$ 189,901

[1]	Fund proceeds from disposition does not include $50,008 which was due to a writeoff of capital contributions payable to Series 16. Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations.